Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	$ (16,427)	¥ (112,942)	¥ (60,120)	¥ (38,591)
Cash flows used in investing activities	(60,754)	(417,716)	69,901	(121,677)
Cash flows provided by financing activities	64,574	443,978	377,191
Effect of exchange rate changes on cash	2,170	14,919	(11,790)	2,312
Cash and cash equivalents at the beginning of year	60,575	416,483	41,301	199,257
Cash and cash equivalents at the end of year	50,138	344,722	416,483	41,301
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	(978)	(6,722)	(8,616)	(171)
Cash flows used in investing activities	(52,706)	(362,380)	(262,776)	(3,473)
Cash flows provided by financing activities	63,839	438,923	340,394
Effect of exchange rate changes on cash	53	360	(453)	656
Net (decrease)/increase in cash and cash equivalents	10,208	70,181	68,549	(2,988)
Cash and cash equivalents at the beginning of year	11,189	76,932	8,383	11,371
Cash and cash equivalents at the end of year	$ 21,397	¥ 147,113	¥ 76,932	¥ 8,383